Related Party Transactions	6 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions:

During the three month period ended December 31, 2011, directors received cash payments in the amount of $50,000 (2010 $42,000) for their services as directors or members of committees of the Company's Board.   During the three month period ended December 31, 2011, the Company also recorded a non-cash transaction to recognize stock based compensation for directors in the amount of $105,280 (2010 -$100,236)

During the three month period ended December 31, 2011 the Company made payments of $22,335 (2010 - $24,856) pursuant to a premises lease agreement to a corporation in which the CEO is a shareholder.

All transactions with related parties are made in the normal course of operations and measured at exchange value.